Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities:
Net (loss) income	$ (2,118,349)	$ 2,161,400	$ 54,921
Less: net income from discontinued operations		(855,040)	(200,489)
Net (loss) income from continuing operations	(2,118,349)	1,306,360	(145,568)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	169,808	143,562	85,737
Bad debt provisions	171,716	87,499	32,364
Deferred tax provision		21,630	12,648
Changes in operating assets and liabilities:
Accounts receivable	295,847	(721,355)	(5,548)
Accounts receivable-related parties	(59,513)
Prepayments and other assets	885,417	(1,525,710)	(837,931)
Contract assets	300,923	(498,358)	(156,825)
Accounts payable	514,569	158,112	(1,421)
Accrued expenses and other liabilities	1,759,627	351,024	(159,078)
Deferred revenue	(1,425,561)	(1,100,273)	1,226,033
Refund liability	(85,397)	87,635	128,915
Taxes payable	501,164	888,820	304,749
Net cash provided by (used in) operating activities from continuing operations	910,251	(801,054)	484,075
Net cash provided by operating activities from discontinued operations		832,947	1,024,501
Net cash provided by operating activities	910,251	31,893	1,508,576
Cash flows from investing activities:
Purchase of property and equipment	(174,074)	(91,145)	(320,810)
Net cash used in investing activities from continuing operations	(174,074)	(91,145)	(320,810)
Net cash used in investing activities from discontinued operations		(121,471)	(1,259,430)
Net cash used in investing activities	(174,074)	(212,616)	(1,580,240)
Cash flows from financing activities:
Proceeds from initial public offering	18,275,182
Proceeds from short-term bank loans	228,896	2,596,206	1,997,802
Repayment of short-term bank loans	(976,622)	(2,073,892)	(1,783,752)
Proceeds from long-term bank loans	2,343,893
Repayment of long-term bank loans	(375,389)	(76,811)	(128,430)
(Repayment to) proceeds from related parties	(771,089)	5,170,734
Proceeds from third party loans	61,039	307,243
Payment of issuance costs	(151,646)	(240,815)	(280,415)
Net cash provided by (used in) financing activities from continuing operations	18,634,264	5,682,665	(194,795)
Net cash (used in) provided by financing activities from discontinued operations		(7,686,234)	215,442
Net cash provided by (used in) financing activities	18,634,264	(2,003,569)	20,647
Effect of exchange rates changes on cash	(215,720)	167,061	151,377
Net increase (decrease) in cash	19,154,721	(2,017,231)	100,360
Cash, beginning of year	1,192,780	3,210,011	3,109,651
Cash, end of year	20,347,501	1,192,780	3,210,011
Less: cash of discounted operations at end of year			(2,060,469)
Cash of continuing operations at end of year	20,347,501	1,192,780	1,149,542
Supplemental cash flow disclosures:
Cash paid for income tax	147	10,441	1,453
Cash paid for interest	215,617	139,279	113,730
Non-Cash Investing Activities
Purchase of fixed assets with unpaid costs accrued within accounts payable			48,799
Reclassification of deferred issuance costs	$ 496,612